CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Interest Costs, Capitalized During Period	$ 1,441	$ 2,887